SCHEDULE OF CASH AND RESTRICTED CASH (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 646	$ 141
Bank balances	55,683	29,517
Restricted cash	114,199	28,746
Total	$ 170,528	$ 58,404